General and Administrative Expenses (Details) - Schedule of general and administrative expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
General and Administrative Expenses (Details) - Schedule of general and administrative expenses [Line Items]
General and administrative expenses	$ 6,762	$ 7,013	$ 4,197
Payroll and related expenses [Member]
General and Administrative Expenses (Details) - Schedule of general and administrative expenses [Line Items]
General and administrative expenses	1,682	1,678	1,130
Share based payment [Member]
General and Administrative Expenses (Details) - Schedule of general and administrative expenses [Line Items]
General and administrative expenses	486	587	326
Professional Fees [Member]
General and Administrative Expenses (Details) - Schedule of general and administrative expenses [Line Items]
General and administrative expenses	4,009	4,320	2,184
Other [Member]
General and Administrative Expenses (Details) - Schedule of general and administrative expenses [Line Items]
General and administrative expenses	$ 585	$ 428	$ 557